Financial instruments -Significant Unobservable inputs - Level 3 fair value measurement, liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 192,082	$ 153,633
Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value	184,671	152,303
Subsidiary Preferred Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value	174,017	118,972
Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value	174,017	$ 118,972
Market/Asset – PWERM & Hybrid allocation | Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value	148,796
Income – DCF & OPM allocation | Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value	11,860
Market – Backsolve & OPM allocation | Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 13,362
Weighted average [member] | Estimated time to exit | Market/Asset – PWERM & Hybrid allocation | Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average	0.93
Weighted average [member] | Estimated time to exit | Income – DCF & OPM allocation | Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average	2.94
Weighted average [member] | Estimated time to exit | Market – Backsolve & OPM allocation | Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average	2.00
Weighted average [member] | Probability of success, measurement input | Income – DCF & OPM allocation | Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average	0.765
Weighted average [member] | Discount Rate | Market/Asset – PWERM & Hybrid allocation | Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average	0.300
Weighted average [member] | Discount Rate | Income – DCF & OPM allocation | Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average	0.219
Weighted average [member] | Terminal value growth rate | Income – DCF & OPM allocation | Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average	(0.013)
Weighted average [member] | Volatility | Market/Asset – PWERM & Hybrid allocation | Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average	0.950
Weighted average [member] | Volatility | Income – DCF & OPM allocation | Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average	0.571
Weighted average [member] | Volatility | Market – Backsolve & OPM allocation | Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average	0.400